Expense Example {- Franklin Mutual Shares VIP Fund} - FTVIP Class 1-62 - Franklin Mutual Shares VIP Fund - Class 1	May 01, 2021 USD ($)
Expense Example:
1 year	$ 75
3 years	233
5 years	406
10 years	$ 906